Inventories (Tables)	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
Schedule of Inventories

Inventories consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
		(Unaudited)
Raw materials	$3,886	$2,965
Goods in transit	4,067	4,180
Work in progress	2,569	2,248
Finished goods	4,028	3,930
Inventories	$14,550	$13,323